Note 7 - Components of Working Capital Accounts	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Supplemental Balance Sheet Disclosures [Text Block]
7.
       Components of working capital accounts

	December 31,	December 31,
	2019	2018

Inventories
Work-in-progress	$66,514	$26,534
Finished goods	15,347	11,843
Supplies and other	12,650	9,850

	$94,511	$48,227

Accrued liabilities
Accrued payroll and benefits	$94,010	$73,454
Value appreciation plans	6,510	8,860
Customer advances	1,454	1,365
Other	63,470	48,893

	$165,444	$132,572